Related Party Transactions - Summary of Benefit Expenses in Relation with Key Management Personnel (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Disclosure of transactions between related parties [abstract]
Current remuneration	$ 17.6	$ 16.1
Post-employment benefits	1.3	1.1
Termination benefits		0.5
Stock-based compensation expense	7.3	6.1
Total	$ 26.2	$ 23.8